Significant Accounting Estimates and Assumptions - Disclosure in tabular form of Woori Bank loan deferment interest deferment and reclassification from twelve month expected credit losses to life time expected credit losses (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans (Loans, payment guarantees) that are subject to loan deferment and interest deferment	₩ 2,595,642	₩ 1,820,324
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	2,260,412	1,650,526
The expected credit loss allowances that are additionally recognized	284,714	219,231
Corporates [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans (Loans, payment guarantees) that are subject to loan deferment and interest deferment	2,428,496	1,697,899
The expected credit loss allowances that are additionally recognized	275,057	210,173
General retail [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans (Loans, payment guarantees) that are subject to loan deferment and interest deferment	167,146	122,425
The expected credit loss allowances that are additionally recognized	9,657	9,058
Lifetime expected credit losses [member] | Corporates [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	2,125,492	1,548,805
Lifetime expected credit losses [member] | General retail [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	₩ 134,920	₩ 101,721